Investments in Affiliated Companies - Summary Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2015	Dec. 31, 2014
Majority-Owned Subsidiary, Unconsolidated [Member] | Common Stock [Member]
Percent of common stock of HopFed Bancorp, Inc.	100.00%	100.00%